FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair value of warrant liabilities	$ 319,983		$ 667,630		$ 397,553
Change in fair value of earnout liability	$ 579		$ 1,052,494		18,731,514
Series C Preferred Stock [Member]
Mezzanine equity					$ 71,809,025